Summary of Changes in Compensation Warrants (Details) (Parenthetical) - USD ($)	12 Months Ended
	Jul. 31, 2021		Jul. 31, 2020		Aug. 01, 2019	[3]	Jul. 31, 2019
IfrsStatementLineItems [Line Items]
Number of Warrants, Expired during the year	156,039	[1]	31,738	[2]	10,384		10,384
Fair value of warrants expired	$ 1,337,161		$ 487,205				$ 219,195
Compensation Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants, Expired during the year	13,790	[4]	1,983	[5]
Fair value of warrants expired	$ 262,307		$ 53,072

[1]	During the year ended July 31, 2021, 156,039 warrants with a fair value of $1,337,161 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[2]	During the year ended July 31, 2020, 31,738 warrants with a fair value of $487,205 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[3]	During the year ended July 31, 2019, 10,384 warrants with a fair value of $219,195 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[4]	During the year ended July 31, 2021, 13,790 compensation warrants with a fair value of $262,307 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit
[5]	During the year ended July 31, 2020, 1,983 compensation warrants with a fair value of $53,072 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.